Certain Risks and Concentrations	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Certain Risks and Concentrations
Certain risks and concentrations

The Company’s financial instruments that are exposed to concentration of credit risk primarily consist of cash and cash equivalents, short-term investment and accounts and notes receivable. Cash and cash equivalents and short-term investment are deposited with various creditworthy financial institutions, and therefore the Company believes it is not exposed to any significant credit risk related to cash and cash equivalents and short-term investment. Concentrations of credit risk with respect to accounts and notes receivable are generally limited due to the large number of franchisees comprising the Company’s franchise base.

All the Company’s operations are concentrated in Latin America and the Caribbean. As a result, the Company’s financial condition and results of operations depend, to a significant extent, on macroeconomic and political conditions prevailing in the region. See Note 22 for additional information pertaining to the Company’s Venezuelan operations.